Consolidated Statements of Operations and Comprehensive Income (Loss) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022
Consolidated Statements of Operations and Comprehensive Income (Loss)
Revenue from mining operations	$ 43,889	$ 44,187
Cost of sales	36,070	29,125
Mine operating income	7,819	15,062
Operating expenses
General and administrative expenses	5,620	5,156
Share-based payments	2,269	2,024
Income (loss) before other items	(70)	7,882
Other items
Interest and other income	414	20
Loss on long-term investments	(931)	(2,103)
Fair value adjustment on warrant liability	478	2,395
Foreign exchange gain (loss)	110	(17)
Project evaluation expenses	0	(81)
Finance cost	(81)	(273)
Accretion of reclamation provision	(49)	(44)
Interest expense	(381)	(99)
Income (loss) before income taxes	(510)	7,680
Income taxes:
Current income tax recovery (expense)	527	(1,144)
Deferred income tax recovery (expense)	525	(3,440)
Income tax recovery (expense)	1,052	(4,584)
Net income	542	3,096
Other comprehensive income (loss)
Currency translation differences	15	(254)
Total comprehensive income	$ 557	$ 2,842
Earnings per share
Earnings per share- Basic	$ 0.00	$ 0.03
Earnings per share- Diluted	$ 0.00	$ 0.03
Weighted average number of common shares outstanding
Basic	121,261,696	114,372,371
Diluted	125,346,674	117,615,898